N-2	Apr. 30, 2026
Cover [Abstract]
Entity Central Index Key	0001857314
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Forum Real Estate Income Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

1. The first sentence of the first paragraph on page i of the Prospectus is deleted and replaced with the following:

Forum Real Estate Income Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a diversified, closed-end management investment company.

2. The first sentence of the second paragraph of the section entitled “The Fund and the Shares” on page 1 is deleted and replaced with the following:

The Fund is diversified, which means that under the Investment Company Act, the Fund may not purchase securities of an issuer (other than (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the Fund’s total assets would be invested in securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Fund can invest more than 5% of its assets in one issuer. Under the Investment Company Act, the Fund cannot change its classification from diversified to non-diversified without shareholder approval.

Risk [Text Block]

3. The first sentence of the first paragraph of the section entitled “Risk Factors” on page 2 is deleted in its entirety and replaced with the following:

The Fund concentrates its investments in the real estate industry.